DEFERRED TAX ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
DEFERRED TAX ASSETS AND LIABILITIES [abstract]
Schedule of deferred tax assets and liabilities

	Assets		Liabilities
	December 31,		December 31,
	2016	2017	2016	2017
	RMB	RMB	RMB	RMB
Receivables and inventories	87	381	—	—
Accruals	391	1,925	—	—
Cash flow hedges	27	165	(242)	(50)
Property, plant and equipment	11,264	14,150	(14,615)	(9,928)
Tax losses carried forward	2,477	2,325	—	—
Available-for-sale securities	—	117	—	—
Intangible assets	260	227	—	(563)
Others	133	180	(229)	(264)

Deferred tax assets/(liabilities)	14,639	19,470	(15,086)	(10,805)

Schedule of movements in deferred tax assets and liabilities

	Balance as of January 1, 2015	Recognized in consolidated statement of income	Recognized in other comprehensive income	Others	Balance as of December 31, 2015
	RMB	RMB	RMB	RMB	RMB
Receivables and inventories	2,677	(1,128)	3	—	1,552
Accruals	258	155	—	—	413
Cash flow hedges	887	—	(637)	—	250
Property, plant and equipment	(8,635)	(113)	(383)	—	(9,131)
Tax losses carried forward	3,474	2,398	11	—	5,883
Embedded derivative component of the convertible bonds	282	—	—	(282)	—
Available-for-sale securities	3	1	(4)	—	—
Intangible assets	206	(3)	—	—	203
Others	7	33	—	—	40

Net deferred tax (liabilities)/assets	(841)	1,343	(1,010)	(282)	(790)

	Balance as of January 1, 2016	Recognized in consolidated statement of income	Recognized in other comprehensive income	Others	Balance as of December 31, 2016
	RMB	RMB	RMB	RMB	RMB
Receivables and inventories	1,552	(1,505)	6	34	87
Accruals	413	(22)	—	—	391
Cash flow hedges	250	—	(465)	—	(215)
Property, plant and equipment	(9,131)	6,063	(392)	109	(3,351)
Tax losses carried forward	5,883	(3,426)	20	—	2,477
Available-for-sale securities	—	(139)	(7)	146	—
Intangible assets	203	(1)	—	58	260
Others	40	(136)	—	—	(96)

Net deferred tax (liabilities)/assets	(790)	834	(838)	347	(447)

	Balance as of January 1, 2017	Recognized in consolidated statement of income	Recognized in other comprehensive income	Others	Acquisition of Shanghai SECCO	Balance as of December 31, 2017
	RMB	RMB	RMB	RMB	RMB	RMB
Receivables and inventories	87	300	(5)	(1)	—	381
Accruals	391	1,534	—	—	—	1,925
Cash flow hedges	(215)	9	313	8	—	115
Property, plant and equipment	(3,351)	8,475	287	(8)	(1,181)	4,222
Tax losses carried forward	2,477	(135)	(17)	—	—	2,325
Available-for-sale securities	—	117	—	—	—	117
Intangible assets	260	(27)	—	—	(569)	(336)
Others	(96)	44	4	—	(36)	(84)

Net deferred tax (liabilities)/assets	(447)	10,317	582	(1)	(1,786)	8,665